Property and Equipment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Gross	$ 205,354	$ 128,830		$ 128,830
Property, Plant and Equipment, Useful Life		5 years	5 years	5 years
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(112,503)	$ (94,727)		$ (72,672)
Property, Plant and Equipment, Net	$ 92,851	$ 34,103		$ 56,158